T. ROWE PRICE International Value Equity Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.1%
Common Stocks 2.1%
BHP Group  2,475,904 68,768
BHP Group (GBP) (1) 2,932,469 80,960
Downer EDI  17,229,072 56,236
South32  8,016,348 16,079
Worley  3,358,750 33,315
Total Australia (Cost $244,365) 255,358
AUSTRIA 2.2%
Common Stocks 2.2%
BAWAG Group  1,961,011 143,213
Erste Group Bank  1,421,193 73,925
OMV  1,355,194 56,701
Total Austria (Cost $184,039) 273,839
BELGIUM 0.5%
Common Stocks 0.5%
KBC Group  794,569 61,457
Total Belgium (Cost $56,773) 61,457
BRAZIL 0.7%
Common Stocks 0.7%
B3  25,739,000 49,238
Multiplan Empreendimentos Imobiliarios  7,500,903 31,841
Total Brazil (Cost $92,111) 81,079
CANADA 3.1%
Common Stocks 3.1%
BRP  863,193 62,539
Cenovus Energy  6,042,276 121,751
Definity Financial  1,244,735 43,293
Magna International (USD)  604,235 26,810
National Bank of Canada  707,562 59,182
Sun Life Financial  1,481,653 73,554
Total Canada (Cost $306,331) 387,129

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
CHINA 1.6%
Common Stocks 1.6%
Alibaba Group Holding, ADR (USD)  1,112,478 87,719
Baidu, ADR (USD) (1)(2) 429,971 38,082
Fosun International (HKD)  30,467,000 15,872
Yangzijiang Shipbuilding Holdings (SGD)  26,710,200 53,855
Total China (Cost $248,423) 195,528
FINLAND 0.6%
Common Stocks 0.6%
Sampo, Class A  1,785,409 78,264
Total Finland (Cost $63,512) 78,264
FRANCE 12.2%
Common Stocks 12.2%
Airbus  977,288 147,890
Alstom (1)(2) 2,746,367 53,808
ArcelorMittal  2,203,759 50,181
AXA  5,777,202 202,837
BNP Paribas  2,000,822 137,084
Cie de Saint-Gobain  1,081,618 92,787
Dassault Aviation  247,345 49,799
Edenred  394,360 16,421
Engie  5,902,473 92,788
Euronext  493,455 49,890
Forvia  2,172,064 25,441
Sanofi  2,163,453 223,036
TotalEnergies  3,970,121 267,850
Ubisoft Entertainment (2) 2,352,793 48,334
Vinci  449,437 51,289
Total France (Cost $1,285,749) 1,509,435
GERMANY 8.5%
Common Stocks 8.0%
Allianz  386,464 108,854
BASF  969,895 45,156
Bayer  1,762,986 52,450

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Covestro (2) 1,688,854 99,421
Daimler Truck Holding  1,705,551 65,850
Deutsche Post  1,662,742 74,167
Deutsche Telekom  4,685,512 122,561
Fresenius (2) 1,670,349 59,850
Heidelberg Materials  604,247 62,950
KION Group  868,828 34,362
Mercedes-Benz Group  973,865 64,377
Puma  797,030 39,551
Siemens  868,989 159,109
988,658
Preferred Stocks 0.5%
Volkswagen  523,646 58,440
58,440
Total Germany (Cost $1,041,700) 1,047,098
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  16,327,400 109,212
CK Hutchison Holdings  9,121,000 47,649
Galaxy Entertainment Group  11,660,000 49,018
Hongkong Land Holdings (USD)  9,427,903 30,448
Wharf Real Estate Investment  7,248,000 17,819
Total Hong Kong (Cost $348,187) 254,146
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank  1,190,022 61,002
Total Hungary (Cost $40,632) 61,002
INDIA 0.4%
Common Stocks 0.4%
ICICI Bank, ADR (USD)  1,857,759 54,079
Total India (Cost $19,872) 54,079

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY 4.1%
Common Stocks 4.1%
Enel (1) 18,309,219 130,713
Leonardo  4,689,801 111,736
Stellantis  3,890,324 64,786
UniCredit  4,838,037 198,721
Total Italy (Cost $323,112) 505,956
JAPAN 18.9%
Common Stocks 18.9%
Asahi Group Holdings (1) 2,174,500 80,050
Astellas Pharma  3,638,000 42,193
Fujitsu  4,408,600 80,061
Hitachi  8,534,300 184,398
Isetan Mitsukoshi Holdings  2,122,500 42,228
Kao (1) 1,726,100 75,585
MatsukiyoCocokara  3,483,800 56,813
Minebea Mitsumi  1,720,700 41,390
Mitsubishi Electric  5,068,400 84,449
Mitsubishi Estate  5,588,400 95,248
Mitsubishi UFJ Financial Group  15,769,000 182,138
Mitsui Fudosan  11,542,500 119,579
Nippon Sanso Holdings  1,682,000 54,971
Nippon Steel (1) 2,332,100 50,635
Nippon Telegraph & Telephone  84,638,800 90,201
Niterra  1,159,100 34,330
Open House Group  822,800 29,143
ORIX  4,249,900 102,804
Otsuka Holdings  353,800 18,033
Persol Holdings  36,932,800 63,344
Resona Holdings  7,516,500 53,900
Sega Sammy Holdings  2,328,300 37,704
Seven & i Holdings  7,675,500 91,912
Sompo Holdings  4,346,900 99,118
Stanley Electric  1,693,500 33,250
SUMCO  2,731,500 44,907
Sumitomo  2,601,800 64,648
Taiheiyo Cement  1,950,800 53,282
Takeda Pharmaceutical  2,256,600 63,352
Tokyo Electron  380,500 79,619

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Toyota Motor  9,960,500 191,349
Total Japan (Cost $1,617,869) 2,340,634
NETHERLANDS 7.4%
Common Stocks 7.4%
AerCap Holdings (USD)  713,608 67,044
Akzo Nobel  824,479 50,979
ASML Holding  164,326 153,016
ASR Nederland  1,013,894 50,940
Heineken  875,723 77,712
ING Groep (1) 14,215,637 258,027
Koninklijke Philips (2) 5,087,186 142,898
Prosus  2,293,752 80,014
Signify  1,669,823 41,335
Total Netherlands (Cost $701,116) 921,965
PORTUGAL 1.5%
Common Stocks 1.5%
Banco Comercial Portugues, Class R  149,224,034 62,906
Galp Energia  6,008,539 126,338
Total Portugal (Cost $122,642) 189,244
RUSSIA 0.0%
Common Stocks 0.0%
Gazprom (2)(3) 12,742,080 —
Total Russia (Cost $54,961) —
SINGAPORE 0.8%
Common Stocks 0.8%
United Overseas Bank  4,237,736 102,760
Total Singapore (Cost $66,678) 102,760
SOUTH KOREA 2.4%
Common Stocks 2.4%
KB Financial Group  683,205 44,166
KT, ADR (USD)  4,294,166 62,566
LG Chem  129,226 29,061

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Samsung Electronics  2,586,768 159,506
Total South Korea (Cost $213,620) 295,299
SWEDEN 2.3%
Common Stocks 2.3%
Boliden  1,528,059 46,732
Millicom International Cellular, SDR (2) 2,248,157 55,967
Swedbank, Class A  3,989,144 84,825
Telefonaktiebolaget LM Ericsson, Class B  13,375,392 91,967
Total Sweden (Cost $271,493) 279,491
SWITZERLAND 3.9%
Common Stocks 3.9%
Julius Baer Group  996,831 54,554
Novartis  1,055,835 117,861
Roche Holding  674,323 218,319
Sandoz Group  1,999,164 86,710
Total Switzerland (Cost $330,669) 477,444
TAIWAN 1.1%
Common Stocks 1.1%
Taiwan Semiconductor Manufacturing  4,879,000 142,327
Total Taiwan (Cost $18,825) 142,327
UNITED KINGDOM 19.7%
Common Stocks 19.7%
Amcor, CDI (AUD)  4,369,443 46,398
AstraZeneca, ADR (USD)  4,380,865 346,745
Barclays  36,550,233 109,296
BP  30,200,612 178,519
British American Tobacco  1,511,234 53,620
BT Group (1) 36,050,855 65,378
Great Portland Estates  5,703,186 25,735
GSK, ADR (USD)  3,178,448 123,228
HSBC Holdings  18,251,578 165,982
Imperial Brands  5,180,587 142,787
Informa  6,095,611 68,120
Investec  5,141,221 40,708

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Lloyds Banking Group  124,906,448 95,422
National Grid  8,793,618 111,575
Pearson  4,138,919 56,157
Prudential  9,662,665 87,200
Rolls-Royce Holdings (2) 42,910,143 248,458
Smiths Group  2,608,661 59,919
SSE  2,895,198 70,069
Taylor Wimpey  26,665,082 54,668
Unilever  3,357,986 206,364
WPP  8,773,354 84,629
Total United Kingdom (Cost $1,941,681) 2,440,977
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 5.36% (4)(5) 311,128,847 311,129
Total Short-Term Investments (Cost $311,129) 311,129
SECURITIES LENDING COLLATERAL 3.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 5.36% (4)(5) 432,613,384 432,613
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 432,613
Total Securities Lending Collateral (Cost $432,613) 432,613
Total Investments in Securities  102.6%
(Cost $10,338,102) $ 12,698,253
Other Assets Less Liabilities (2.6)% (322,540)
Net Assets 100.0% $ 12,375,713
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2024.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE International Value Equity Fund

ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SDR Swedish Depository Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/7/24 JPY 34,210,222 USD 214,479 $ 16,199
Net unrealized gain (loss) on open forward
currency exchange contracts $ 16,199

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 8,389++
Totals $ —# $ — $ 8,389+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 109,222  ¤  ¤ $ 743,742
Total $ 743,742^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8,389 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $743,742.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Value Equity Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F127-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 806,273 $ 11,089,798 $ — $ 11,896,071
Preferred Stocks — 58,440 — 58,440
Short-Term Investments 311,129 — — 311,129
Securities Lending Collateral 432,613 — — 432,613
Total Securities 1,550,015 11,148,238 — 12,698,253
Forward Currency Exchange
Contracts — 16,199 — 16,199
Total $ 1,550,015 $ 11,164,437 $ — $ 12,714,452